CONDENSED CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION (UNAUDITED) - USD ($) $ in Thousands		Jun. 30, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents		$ 26,926	$ 8,593
Accounts receivable		116	255
Other current assets		863	261
TOTAL CURRENT ASSETS		27,905	9,109
NON-CURRENT ASSETS:
Property and equipment		168	192
Right of use assets		261	356
Intangible assets		605	605
TOTAL NON-CURRENT ASSETS		1,034	1,153
TOTAL ASSETS		28,939	10,262
Accounts payable:
Trade		289	164
Other		1,473	1,330
Current maturities of lease liabilities		184	189
Warrants to purchase ordinary shares		1,395	1,432
Contract liabilities		8	158
TOTAL CURRENT LIABILITIES		3,349	3,273
NON-CURRENT LIABILITIES:
Lease liabilities		187	243
Severance pay obligations, net		88	81
TOTAL NON-CURRENT LIABILITIES		275	324
TOTAL LIABILITIES		3,624	3,597
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Ordinary Shares, NIS 0.0000769 par value: Authorized - as of June 30, 2021 and December 31, 2020, 140,010,000 shares; issued and outstanding: as of June 30, 2021, and December 31, 2020 28,286,111 and 21,057,922 shares, respectively	[1]
Accumulated other comprehensive income		41	41
Other reserves		9,722	8,924
Additional paid in capital		103,089	70,595
Accumulated deficit		(87,537)	(72,895)
TOTAL SHAREHOLDERS' EQUITY		25,315	6,665
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ 28,939	$ 10,262

[1]	Represents an amount less than one thousand US dollars.